Statements Of Financial Highlights		12 Months Ended
		Dec. 31, 2017 USD ($) $ / item		Dec. 31, 2016 USD ($) $ / item		Dec. 31, 2015 USD ($) $ / item
Series 1 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	[1]	(75.70)		(78.67)		(72.85)
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts		98.66		182.58		93.67
Net gains (losses) from U.S. Treasury obligations	[1]	(0.78)		0.33		(0.80)
Net income from operations		22.18		104.24		20.02
Less: profit share allocated to Managing Owner						0.00
Net income (loss) per unit		22.18		104.24		20.02
Net asset value per unit, beginning of period | $		$ 1,196.11		$ 1,091.87		$ 1,071.85
Net asset value per unit, end of period | $		$ 1,218.29		$ 1,196.11		$ 1,091.87
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)		(6.24%)		(6.55%)		(6.75%)
Total expenses		7.03%		6.97%		6.96%
Profit share allocation	[2]					0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION		7.03%		6.97%		6.96%
Total return before profit share allocation		1.85%		9.55%		1.87%
Less: Profit share allocation						0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION		1.85%		9.55%		1.87%
Series 2 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	[1]	(24.48)	[3]	(40.26)		(37.29)
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts		98.11	[3]	282.10		118.62
Net gains (losses) from U.S. Treasury obligations	[1]	0.13	[3]	2.49		(1.12)
Net income from operations		73.76	[3]	244.33		80.21
Less: profit share allocated to Managing Owner		13.60	[3]	87.35		15.29
Net income (loss) per unit		60.16	[3]	156.98		64.92
Net asset value per unit, beginning of period | $		$ 1,522.28	[3]	$ 1,365.30		$ 1,300.38
Net asset value per unit, end of period | $		$ 1,582.44	[3]	$ 1,522.28	[3]	$ 1,365.30
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)		(2.36%)	[3]	(2.70%)		(2.80%)
Total expenses		3.06%	[3]	3.07%		3.02%
Profit share allocation	[2]	0.87%	[3]	5.86%		1.15%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION		3.93%	[3]	8.93%		4.17%
Total return before profit share allocation		4.82%	[3]	17.36%		6.14%
Less: Profit share allocation		0.87%	[3]	5.86%		1.15%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION		3.95%	[3]	11.50%		4.99%
Series 3 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	[1]	(33.47)		(36.53)		(34.37)
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts		134.29		234.99		119.82
Net gains (losses) from U.S. Treasury obligations	[1]	(1.20)		0.30		(1.07)
Net income from operations		99.62		198.76		84.38
Less: profit share allocated to Managing Owner		17.63		37.29		16.10
Net income (loss) per unit		81.99		161.47		68.28
Net asset value per unit, beginning of period | $		$ 1,545.19		$ 1,383.72		$ 1,315.44
Net asset value per unit, end of period | $		$ 1,627.18		$ 1,545.19		$ 1,383.72
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)		(2.10%)		(2.40%)		(2.55%)
Total expenses		2.91%		2.82%		2.77%
Profit share allocation	[2]	1.11%		2.45%		1.19%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION		4.02%		5.27%		3.96%
Total return before profit share allocation		6.42%		14.12%		6.38%
Less: Profit share allocation		1.11%		2.45%		1.19%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION		5.31%		11.67%		5.19%
Series 4 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	[1]	(2.83)		(6.17)		(7.97)
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts		161.05		270.12		133.77
Net gains (losses) from U.S. Treasury obligations	[1]	(1.35)		0.35		(1.29)
Net income from operations		156.87		264.30		124.51
Less: profit share allocated to Managing Owner				0.00		0.00
Net income (loss) per unit		156.87		264.30		124.51
Net asset value per unit, beginning of period | $		$ 1,838.98		$ 1,574.68		$ 1,450.17
Net asset value per unit, end of period | $		$ 1,995.85		$ 1,838.98		$ 1,574.68
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)		(0.15%)		(0.34%)		(0.53%)
Total expenses		0.94%		0.76%		0.74%
Profit share allocation	[2]			0.00%		0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION		0.94%		0.76%		0.74%
Total return before profit share allocation		8.53%		16.78%		8.59%
Less: Profit share allocation				0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION		8.53%		16.78%		8.59%

[1]	Calculated based on the weighted average number of units during the year, see Note 7.
[2]	The combination of a February 2016 redemption reducing the average capital for Series 2, along with crystallized fees on that redemption, contributed to a larger profit share allocation ratio for Series 2 compared to Series 3.
[3]	For the eight months ended August 31, 2017, date of full redemption.